Silvio Conte
Director
Securities Operations

ark
874766

06049274

NYSE Group

NYSE Group, Inc. | 20 Broad Street
New York, New York 10005
t 212.656.5024 | f 212.656.5891
sconte@nyse.com

CERTNYS

RECD S.E.C.
OCT - 9 2006
1086

1-13958

October 9, 2006

Mr. Brian Johnson
Branch Chief
Securities and Exchange Commission
Branch of Filer Support 2
Room 2531
100 F Street, NE
Washington, DC 20549

Dear Mr. Johnson:

The New York Stock Exchange certifies approval for listing and registration under the Securities Exchange Act of 1934, The Hartford Financial Services Group, Inc., 6.10% Senior Notes due October 1, 2041 and requests immediate acceleration of registration. Adequate distibution assured. Form 8-A received on October 9, 2006. Tentative listing date – October 10, 2006.

Sincerely,

Silvio Conte

PROCESSED
OCT 18 2006
THOMSON
FINANCIAL